Other Current Monetary Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Current Monetary Assets [Abstract]
Disclosure Of Detailed Information About Other Current Monetary Assets Explanatory
	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Time deposits and negotiable certificates of deposit with maturities of more than three months	$4,596	$3,499
Others	1,528	1,562
	$6,124	$5,061

Annual Yield Rates of Time Deposits, Negotiable Certificates of Deposits and Repurchase Agreements Collateralized by Bonds with Maturities of more Than Three Months

The annual yield rates of time deposits and negotiable certificates of deposit with maturities of more than three months at the balance sheet dates were as follows:

	December 31
	2020	2021
Time deposits and negotiable certificates of deposit with maturities of more than three months	0.07%-2.25%	0.03%-2.70%